Service Inventories - Schedule of Service Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Service inventories, gross	$ 80,618	$ 59,306
Less: allowance for obsolete and slow-moving inventories	(1,777)	(1,155)
Service inventories, net	78,841	58,151
Spare Parts [Member]
Service inventories, gross	39,428	29,928
Chemicals [Member]
Service inventories, gross	22,852	14,803
Raw Materials [Member]
Service inventories, gross	2,441	200
Consumables [Member]
Service inventories, gross	$ 15,897	$ 14,375